COST OF SALES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
COST OF SALES [Text Block]
6. COST OF SALES

Cost of sales excludes depletion, depreciation and amortization and are costs that are directly related to production and generation of revenues at the operating segments. Significant components of cost of sales are comprised of the following:

	Year Ended December 31,
	2017	2016
Consumables and materials	$33,179	$35,762
Labour costs	69,435	63,444
Energy	30,738	28,246
Other costs	16,072	13,881
Production costs	$149,424	$141,333
Transportation and other selling costs	3,267	3,756
Workers participation costs	2,328	1,907
Environmental duties and royalties	1,096	1,389
Inventory changes	1,752	560
Standby costs during stoppage at the La Encantada mine (1)	1,398	—
Other costs	—	336
	$159,265	$149,281

(1)
On May 24, 2017, the Company reported a work stoppage at the La Encantada mine due to an illegal blockade by certain union employees. The Company and the union reached an agreement for a phased restart of operations beginning on July 1, 2017. Standby costs reflect primarily labour, energy and equipment rental costs incurred during the 42 days of work stoppage at the mine during which there was no production.